Liquidity - Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Dec. 31, 2025		Dec. 31, 2024		Dec. 31, 2023	Dec. 31, 2022
Cash and Cash Equivalents
Cash at banks - current	€ 3,910		€ 3,962
Cash at banks - non-Current	0		0
Cash at banks	3,910		3,962
Time deposits - current	1,342		1,659
Time deposits - non-current	0		0
Time Deposits	1,342		1,659
Money market and other funds - current	2,871		3,991
Money market and other funds - non-current	0		0
Money market and other funds	2,871		3,991
Debt securities - current	100		0
Debt securities - non-current	0		0
Debt securities	100		0
Expected credit loss allowance, current	(3)		(3)
Expected credit loss allowance, non-current	0		0
Expected credit loss allowance	(3)		(3)
Cash And Cash Equivalents Current	8,220		9,609
Cash And Cash Equivalents Non Current	0		0
Cash and cash equivalents	€ 8,220	[1]	€ 9,609	[1]	€ 8,124	€ 9,008

[1]	As of January 2025, SAP no longer classifies interest paid and interest received as a part of cash flows from operating activities. The presentation for prior periods was amended accordingly.